Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 154,513	¥ 64,170
Derivative liabilities Fair value	118,061	56,038
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	1,741	5,575
Derivative assets Fair value	47	38
Derivative liabilities Fair value	6	57
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	964	2,205
Derivative assets Fair value	8	38
Derivative liabilities Fair value	¥ 23	¥ 11